SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
SHARE CAPITAL [Text Block]

13. Share Capital

a) Authorized

The authorized share capital of the Company consists of unlimited number of common shares and unlimited number of preference shares, issuable in series, with no par value. All shares issued are fully paid.

The holders of common shares are entitled to receive notice of and to attend all meetings of the shareholders of the Company and shall have one vote for each common share held at all meetings of shareholders of the Company, except for meetings at which only holders of another specified class or series of shares are entitled to vote separately as a class or series. Subject to the prior rights of the holders of the preference shares or any other share ranking senior to the common shares, the holders of the common shares are entitled to (a) receive any dividend as and when declared by the board of directors, out of the assets of the Company properly applicable to payment of dividends, in such amount and in such form as the board of directors may from time to time determine, and (b) receive the remaining property of the Company in the event of any liquidation, dissolution or winding up of the Company.

The Company may issue preference shares at any time and from time to time in one or more series with designations, rights, privileges, restrictions and conditions fixed by the board of directors. The preference shares of each series are ranked on parity with the preference shares of every series and are entitled to priority over the common shares and any other shares of the Company ranking junior to the preference shares, with respect to priority in payment of dividends and the return of capital and the distribution of assets of the Company in the event of liquidation, dissolution or winding up of the Company.

b) Issued share capital

The following table summarizes the Company's issued common shares:

	Number of shares	Amount $
Balance - December 31, 2021	135,099,174	94,480,512

February 28, 2022	5,650,000	2,046,620
costs of issuance	-	(47,036)
March 10, 2022	75,000	51,045
June 8, 2022	700,000	243,348
June 10, 2022	6,050,000	2,103,225
costs of issuance	-	(47,482)
August 25, 2022	85,000	39,423
September 20, 2022	85,000	38,214
transfer from contributed surplus	-	8,369

Balance - December 31, 2022	147,744,174	98,916,239

April 4, 2023	400,000	97,074
April 5, 2023	1,535,000	366,151
April 14, 2023	95,000	24,387
May 5, 2023	3,370,000	805,703
costs of issuance	-	(24,771)

Balance - December 31, 2023	153,144,174	100,184,783

January 26, 2024	150,000	17,844
February 12, 2024	250,000	29,740
March 11, 2024	150,000	15,565
March 13, 2024	125,000	12,990
contributed surplus portion		47,077
May 1, 2024	250,000	32,706
June 20, 2024	125,000	16,425
June 24, 2024	345,000	45,450
June 28, 2024	75,000	9,862
value of warrants issued		(83,836)
contributed surplus portion		60,636

Balance - December 31, 2024	154,614,174	100,389,242

In February 2022, the Company completed a non-brokered private placement of 5,650,000 units of the Company at a price of Cdn$0.55 per unit for gross proceeds of $2,447,236 (Cdn$3,107,500) and issuance costs of $47,036 (Cdn$59,728). Each such unit consisted of one common share of the Company and one -half of one common share purchase warrant of the Company, with each whole common share purchase warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.75 for a period of 24 months following the closing date of the issuance of the units.

In March 2022, stock options to purchase 75,000 common shares of the Company were exercised for gross proceeds of $51,045 (Cdn$65,216).

In June 2022, the Company completed a non-brokered private placement financing of 6,750,000 units of the Company  at a price of Cdn$0.50 per unit for gross proceeds of $2,641,613 (Cdn$3,375,000) and issuance costs of $47,482 (Cdn$60,665). Each such unit consisted of one common share of the Company and one -half of one common share purchase warrant of the Company, with each whole common share purchase warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.75 for a period of 24 months following the closing date of the issuance of the units.

In August 2022, stock options to purchase 85,000 common shares of the Company were exercised for gross proceeds of $39,423 (Cdn$56,498).  In September 2022, stock options to purchase 85,000 common shares of the Company were exercised for gross proceeds of $38,214 (Cdn$56,498).

In May 2023, the Company completed a non-brokered private placement financing of 5,400,000 units of the Company  at a price of Cdn$0.40 per unit for gross proceeds of $1,607,781 (Cdn$2,160,000) and issuance costs of $24,771 (Cdn$33,279). Each such unit consisted of one common share of the Company and one common share purchase warrant of the Company, with each such warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.60 for a period of 24 months following the closing date of the issuance of the units.

During the year ended December 31, 2024, stock options to purchase 1,470,000 common shares of the Company were exercised for gross proceeds of $180,583 (Cdn$245,600) and stock options to purchase 2,570,000 common shares of the Company expired unexercised.

As of December 31, 2024, the Company had issued and outstanding 154,614,174 common shares (December 31, 2023 - 153,144,174).

c) Common share purchase warrants

The following table summarizes the Company's common share purchase warrants outstanding as at December 31, 2024:

Date of Grant	Opening Balance	Granted during period	Cancelled	Exercised	Expired	Closing Balance	Exercise Price (Cdn $)	Exercise period (months)	Expiry Date	Remaining contractual life (months)

2022-02-28	2,873,540	-	-	-	(2,873,540)	-	$0.75	24	2024-02-28	-
2022-06-08	350,000	-	-	-	-	350,000	$0.75	36	2025-06-10	5
2022-06-10	3,025,000	-	-	-	-	3,025,000	$0.75	36	2025-06-10	5
2023-04-04	400,000	-	-	-	-	400,000	$0.60	24	2025-04-04	3
2023-04-05	1,535,000	-	-	-	-	1,535,000	$0.60	24	2025-04-05	3
2023-04-14	95,000	-	-	-	-	95,000	$0.60	24	2025-04-14	3
2023-05-05	3,370,000	-	-	-	-	3,370,000	$0.60	24	2025-05-05	4

	11,648,540	-	-	-	(2,873,540)	8,775,000

As at December 31, 2023, the Company had 8,775,000 outstanding common share purchase warrants (December 31, 2023 - 11,648,540).

During the year ended December 31, 2024, the Company extended for a twelve -month period 3,375,000 common share purchase warrants which were issued by the Company as part of a private placement of securities completed by the Company in June 2022. The black scholes value for the warrant extension was $83,837.

During the year ended December 31, 2023, the Company issued 5,400,000 common share purchase warrants in connection with the April and May 2023 private placement financings, with issuance costs of $6,024 (Cdn$8,093). No warrants expired unexercised.

During the year ended December 31, 2022 the Company issued 2,825,000 common share purchase warrants and 48,540 finder warrants in connection with the February 2022 private placement financing, with issuance costs of $9,205 (Cdn$11,689), and 3,375,000 common share purchase warrants in connection with the June 2022 private placement financing. In addition, 7,984,241 warrants expired unexercised.

The value of the warrants was calculated using the Black-Scholes model and the assumptions at grant date and period end date were as follows:

(i) Risk-free interest rate: 01.45% - 4.03%, which is based on the Bank of Canada benchmark bonds yield 2 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants

(ii) Expected volatility: 55.23% - 75.03%, which is based on the Company's historical stock prices

(iii) Expected life: 2- year

(iv) Expected dividends: $Nil

d) Loss per share

Basic and diluted loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2024 amounting to 154,175,458 (year ended December 31, 2023 - 151,460,462, December 31, 2022 - 143,673,147) common shares. Stock options and warrants were considered anti-dilutive and therefore were excluded from the calculation of diluted loss per share.